Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), and Citigroup Global Markets Inc., Bank of America, N.A., BofA Securities, Inc., J.P. Morgan Securities LLC, JPMorgan Chase Bank, National Association, Wells Fargo Securities, LLC, Wells Fargo Bank, National Association and SMBC Nikko Securities America, Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BLP Commercial Mortgage Trust 2024-IND2, Commercial Mortgage Pass-Through Certificates, Series 2024-IND2 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 50 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of February 28, 2024.

●	The phrase “Cut-off Date” refers to the date of February 28, 2024.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on February 5, 2024 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2024-IND2 Accounting Tape Final.xlsx (provided on February 5, 2024).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Interest Rate Cap Term Sheet” refers to a draft interest rate cap document which discloses the applicable strike rate of the interest rate cap.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From January 2, 2024 through February 5, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

February 5, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BLP 2024-IND2	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Underwriting File	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	County	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Underwriting File	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Engineering Report; Appraisal Report	None
14	Wtd. Avg. Clear Height	Underwriting File	None
15	Total NRA	Underwriting File	None
16	Unit of Measure	None - Company Provided	None
17	Leased (%)	Underwriting File	None
18	Leased (%) Date	Underwriting File	None
19	Office % of NRA	Underwriting File	None
20	% of NRA Leased to Investment Grade Tenants	Recalculation	None
21	% of UW Base Rent from Investment Grade Tenants	Recalculation	None
22	# of tenants	Underwriting File	None
23	WA Lease Expiration Date	Recalculation	None
24	WA Lease Term Remaining	Recalculation	None
25	Ownership Interest	Title Policy	None
26	Mortgage Loan Closing Date Balance	Loan Agreement	None
27	Mortgage Loan Closing Date Balance per SF	Recalculation	None
28	% of Mortgage Loan Closing Date Balance	Recalculation	None
29	Mortgage Loan Maturity Date Balance	Recalculation	None
30	Individual Appraised Value Date	Appraisal Report	None
31	Aggregate Individual Appraised Value	Appraisal Report	None
32	Aggregate Individual Appraised Value per SF	Recalculation	None
33	Portfolio Appraised Value Date	Appraisal Report	None
34	Portfolio Appraised Value	Appraisal Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BLP 2024-IND2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
35	Portfolio Appraised Value per SF	Recalculation	None
36	Portfolio Appraised Value Premium	Recalculation	None
37	Engineering Report Provider	Engineering Report	None
38	Engineering Report Date	Engineering Report	None
39	Environmental Report Provider	Environmental Report	None
40	Environmental Report Date	Environmental Report	None
41	Phase II Required?	Environmental Report	None
42	Seismic Zone	Engineering Report	None
43	PML %	Seismic Report	None
44	Origination Date	None - Company Provided	None
45	Assumed One-month Term SOFR	None - Company Provided	None
46	Assumed Mortgage Loan Spread	None - Company Provided	None
47	Term SOFR Cap	Interest Rate Cap Term Sheet	None
48	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
49	Term SOFR Lookback days	Loan Agreement	None
50	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
51	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
52	Amort Type	Loan Agreement	None
53	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
54	Annual Mortgage Loan Debt Service Payment	Recalculation	None
55	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
56	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Recalculation	None
57	Grace Period	Loan Agreement	None
58	First Loan Payment Date	Loan Agreement	None
59	Seasoning	Recalculation	None
60	Original Term to Maturity (Months)	Recalculation	None
61	Remaining Term to Maturity (Months)	Recalculation	None
62	Original Amortization Term (Months)	Not Applicable*	None
63	Remaining Amortization Term (Months)	Not Applicable*	None
64	Original IO Term (Months)	Recalculation	None
65	Remaining IO Term (Months)	Recalculation	None
66	Initial Maturity Date	Loan Agreement	None
67	Floating Rate Component Extensions	Loan Agreement	None
68	Fully Extended Maturity Date	Loan Agreement	None
69	Lockbox	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BLP 2024-IND2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
70	Cash Management Type	Loan Agreement	None
71	Cash Management Trigger	Loan Agreement	None
72	Administrative Fee Rate (%)	Fee Schedule	None
73	Floating Rate Component Prepayment Provision	Loan Agreement	None
74	Partial Release Allowed?	Loan Agreement	None
75	Property Release Description	Loan Agreement	None
76	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Recalculation	None
77	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Recalculation	None
78	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
79	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
80	Mortgage Loan UW NOI Debt Yield	Recalculation	None
81	Mortgage Loan UW NCF Debt Yield	Recalculation	None
82	Mortgage Loan UW NOI DSCR	Recalculation	None
83	Mortgage Loan UW NCF DSCR	Recalculation	None
84	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
85	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
86	Initial Tax Escrow	Loan Agreement	None
87	Ongoing Tax Escrow Monthly	Loan Agreement	None
88	Tax Escrow Springing Conditions	Loan Agreement	None
89	Initial Insurance Escrow	Loan Agreement	None
90	Ongoing Insurance Escrow Monthly	Loan Agreement	None
91	Insurance Escrow Springing Conditions	Loan Agreement	None
92	Initial Immediate Repairs Escrow	Loan Agreement	None
93	Initial CapEx Escrow	Loan Agreement	None
94	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
95	Cap Ex Escrow Springing Conditions	Loan Agreement	None
96	Initial TI/LC Escrow	None - Company Provided	None
97	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
98	TI/LC Escrow Springing Conditions	Loan Agreement	None
99	Initial Other Escrow	None - Company Provided	None
100	Ongoing Other Escrow Monthly	Loan Agreement	None
101	Ongoing Other Escrow Springing Condition	Loan Agreement	None
102	Other Escrow Description	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BLP 2024-IND2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
103	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
104	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
105	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
106	Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
107	Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
108	Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
109	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
110	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
111	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
112	2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
113	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
114	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
115	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
116	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
117	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
118	3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
119	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
120	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
121	Base Rent 2021	Underwriting File	$1.00
122	Base Rent 2022	Underwriting File	$1.00
123	Base Rent 2023	Underwriting File	$1.00
124	Base Rent Sponsor 2024 Budget	Underwriting File	$1.00
125	Base Rent UW (In-Place)	Underwriting File	$1.00
126	Potential Income from Vacant Space 2021	Underwriting File	$1.00
127	Potential Income from Vacant Space 2022	Underwriting File	$1.00
128	Potential Income from Vacant Space 2023	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BLP 2024-IND2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
129	Potential Income from Vacant Space Sponsor 2024 Budget	Underwriting File	$1.00
130	Potential Income from Vacant Space UW (In-Place)	Underwriting File	$1.00
131	Credit Rent Steps 2021	Underwriting File	$1.00
132	Credit Rent Steps 2022	Underwriting File	$1.00
133	Credit Rent Steps 2023	Underwriting File	$1.00
134	Credit Rent Steps Sponsor 2024 Budget	Underwriting File	$1.00
135	Credit Rent Steps UW (In-Place)	Underwriting File	$1.00
136	Rent Steps 2021	Underwriting File	$1.00
137	Rent Steps 2022	Underwriting File	$1.00
138	Rent Steps 2023	Underwriting File	$1.00
139	Rent Steps Sponsor 2024 Budget	Underwriting File	$1.00
140	Rent Steps UW (In-Place)	Underwriting File	$1.00
141	Recoveries 2021	Underwriting File	$1.00
142	Recoveries 2022	Underwriting File	$1.00
143	Recoveries 2023	Underwriting File	$1.00
144	Recoveries Sponsor 2024 Budget	Underwriting File	$1.00
145	Recoveries UW (In-Place)	Underwriting File	$1.00
146	Gross Potential Rent 2021	Underwriting File	$1.00
147	Gross Potential Rent 2022	Underwriting File	$1.00
148	Gross Potential Rent 2023	Underwriting File	$1.00
149	Gross Potential Rent Sponsor 2024 Budget	Underwriting File	$1.00
150	Gross Potential Rent UW (In-Place)	Underwriting File	$1.00
151	Economic Vacancy & Credit Loss 2021	Underwriting File	$1.00
152	Economic Vacancy & Credit Loss 2022	Underwriting File	$1.00
153	Economic Vacancy & Credit Loss 2023	Underwriting File	$1.00
154	Economic Vacancy & Credit Loss Sponsor 2024 Budget	Underwriting File	$1.00
155	Economic Vacancy & Credit Loss UW (In-Place)	Underwriting File	$1.00
156	Other Income 2021	Underwriting File	$1.00
157	Other Income 2022	Underwriting File	$1.00
158	Other Income 2023	Underwriting File	$1.00
159	Other Income Sponsor 2024 Budget	Underwriting File	$1.00
160	Other Income UW (In-Place)	Underwriting File	$1.00
161	Effective Gross Income 2021	Underwriting File	$1.00
162	Effective Gross Income 2022	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BLP 2024-IND2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
163	Effective Gross Income 2023	Underwriting File	$1.00
164	Effective Gross Income Sponsor 2024 Budget	Underwriting File	$1.00
165	Effective Gross Income UW (In-Place)	Underwriting File	$1.00
166	Management Fee 2021	Underwriting File	$1.00
167	Management Fee 2022	Underwriting File	$1.00
168	Management Fee 2023	Underwriting File	$1.00
169	Management Fee Sponsor 2024 Budget	Underwriting File	$1.00
170	Management Fee UW (In-Place)	Underwriting File	$1.00
171	Utilities 2021	Underwriting File	$1.00
172	Utilities 2022	Underwriting File	$1.00
173	Utilities 2023	Underwriting File	$1.00
174	Utilities Sponsor 2024 Budget	Underwriting File	$1.00
175	Utilities UW (In-Place)	Underwriting File	$1.00
176	CAM 2021	Underwriting File	$1.00
177	CAM 2022	Underwriting File	$1.00
178	CAM 2023	Underwriting File	$1.00
179	CAM Sponsor 2024 Budget	Underwriting File	$1.00
180	CAM UW (In-Place)	Underwriting File	$1.00
181	Real Estate Taxes 2021	Underwriting File	$1.00
182	Real Estate Taxes 2022	Underwriting File	$1.00
183	Real Estate Taxes 2023	Underwriting File	$1.00
184	Real Estate Taxes Sponsor 2024 Budget	Underwriting File	$1.00
185	Real Estate Taxes UW (In-Place)	Underwriting File	$1.00
186	Insurance 2021	Underwriting File	$1.00
187	Insurance 2022	Underwriting File	$1.00
188	Insurance 2023	Underwriting File	$1.00
189	Insurance Sponsor 2024 Budget	Underwriting File	$1.00
190	Insurance UW (In-Place)	Underwriting File	$1.00
191	Total Operating Expenses 2021	Underwriting File	$1.00
192	Total Operating Expenses 2022	Underwriting File	$1.00
193	Total Operating Expenses 2023	Underwriting File	$1.00
194	Total Operating Expenses Sponsor 2024 Budget	Underwriting File	$1.00
195	Total Operating Expenses UW (In-Place)	Underwriting File	$1.00
196	Net Operating Income 2021	Underwriting File	$1.00
197	Net Operating Income 2022	Underwriting File	$1.00
198	Net Operating Income 2023	Underwriting File	$1.00
199	Net Operating Income Sponsor 2024 Budget	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BLP 2024-IND2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
200	Net Operating Income UW (In-Place)	Underwriting File	$1.00
201	Tenant Improvements and Leasing Commissions 2021	Underwriting File	$1.00
202	Tenant Improvements and Leasing Commissions 2022	Underwriting File	$1.00
203	Tenant Improvements and Leasing Commissions 2023	Underwriting File	$1.00
204	Tenant Improvements and Leasing Commissions Sponsor 2024 Budget	Underwriting File	$1.00
205	Tenant Improvements and Leasing Commissions UW (In-Place)	Underwriting File	$1.00
206	Replacement Reserves 2021	Underwriting File	$1.00
207	Replacement Reserves 2022	Underwriting File	$1.00
208	Replacement Reserves 2023	Underwriting File	$1.00
209	Replacement Reserves Sponsor 2024 Budget	Underwriting File	$1.00
210	Replacement Reserves UW (In-Place)	Underwriting File	$1.00
211	Net Cash Flow 2021	Underwriting File	$1.00
212	Net Cash Flow 2022	Underwriting File	$1.00
213	Net Cash Flow 2023	Underwriting File	$1.00
214	Net Cash Flow Sponsor 2024 Budget	Underwriting File	$1.00
215	Net Cash Flow UW (In-Place)	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BLP 2024-IND2	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	% of NRA Leased to Investment Grade Tenants	Quotient of (i) sum of investment grade tenant square feet from the Underwriting File and (ii) Total NRA.
21	% of UW Base Rent from Investment Grade Tenants	Quotient of (i) sum of investment grade tenant underwritten base rent from the Underwriting File and (ii) sum of the total underwritten base rent from the Underwriting File.
23	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each Mortgaged Property was multiplied by the corresponding underwritten base rent. Such amounts were summed and then divided by the aggregate underwritten base rent of the respective Mortgaged Property.
24	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
27	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total NRA.
28	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
29	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
32	Aggregate Individual Appraised Value per SF	Quotient of (i) Aggregate Individual Appraised Value and (ii) Total NRA.
35	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total NRA.
36	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) Aggregate Individual Appraised Value, and (ii) 1.
48	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) the Term SOFR Cap and (ii) the Assumed Mortgage Loan Spread.
53	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
54	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed One-month Term SOFR and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
55	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap and (ii) 12.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BLP 2024-IND2	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
56	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
59	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
60	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
61	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
64	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
65	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
76	Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) aggregate Aggregate Individual Appraised Value.
77	Mortgage Loan Balloon LTV (Aggregate Individual Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Aggregate Individual Appraised Value.
78	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value.
79	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
80	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Closing Date Balance.
81	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Closing Date Balance.
82	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment.
83	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment.
84	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.
85	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment at Term SOFR Cap.

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